Defined benefit plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan, Expense Recognized in Profit or Loss
The amounts recognized through profit or loss as employee benefits expense either within research and development expenses or within general and administrative expenses, depending on their function with respect to the defined benefit plans, are as follows:

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Current service cost	893	808	391
Interest cost	17	19	11
Expected return on plan assets	(12)	(13)	(9)
Administration costs	4	3	2
Expense recognized in profit or loss	902	817	395

Defined Benefit Plan, Expense Recognized in Other Comprehensive Income
The amounts recognized in OCI with respect to the defined benefit plans are as follows:

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	1,082	554	537
Actuarial (gains)/losses arising from demographic assumption	(650)	—	—
Actuarial (gains)/losses arising from financial assumptions	(376)	301	251
Return on plan assets excl. interest income	(513)	3	(110)
Expense recognized in other comprehensive income	(457)	858	678

Disclosure of Net Defined Benefit Liability Obligation
The amount included in the consolidated and carve-out statements of financial position arising from the Group’s obligation in respect to its defined benefit plan is as follows:

	As of December 31,
In thousands of USD	2021	2020	2019
Present value of defined benefit obligation	14,766	11,848	5,841
Fair value of plan assets	(11,576)	(8,291)	(3,858)
Net liability arising from defined benefit obligation	3,190	3,557	1,983
Movements in the present value of the defined benefit obligation in the reporting period were as follows:

In thousands of USD	2021	2020	2019
Beginning defined benefit obligation as of January 1	11,848	5,841	3,511
Current service cost	893	808	391
Interest expense on defined benefit obligation	17	19	11
Contributions paid by employees	612	378	384
Benefits (paid)/deposited	1,783	3,050	16
Remeasurement (gain)/loss on defined benefit obligation	57	854	788
Separation from Parent Group’s Shared Swiss Pension Plan	—	—	639
Other	(18)	—	—
Foreign currency exchange (gains)/losses	(426)	898	101
Ending defined benefit obligation as of December 31	14,766	11,848	5,841
Movements in the present value of the plan assets in the reporting period were as follows:

In thousands of USD	2021	2020	2019
Beginning fair value of plan assets as of January 1	8,291	3,858	2,750
Return on plan assets excluding interest income	12	13	9
Contributions paid by employer	688	378	384
Contributions paid by employees	610	378	384
Benefits (paid)/deposited	1,783	3,049	16
Actuarial gain/(loss) on plan assets	513	(3)	110
Administration expense	(4)	(3)	(2)
Separation from Parent Group’s Shared Swiss Pension Plan	—	—	137
Other	(18)	—	—
Foreign currency exchange gains/(losses)	(299)	621	70
Ending fair value of plan assets as of December 31	11,576	8,291	3,858

Disclosure of Plan Asset Allocation
The allocation of the assets of the different asset classes corresponds to:

In thousands of USD	2021	2020	2019
Cash	1.1%	1.8%	0.6%
Bonds	61.0%	60.0%	61.2%
Equities	24.9%	25.5%	25.1%
Properties	10.0%	10.0%	10.0%
Other	3.0%	2.7%	3.1%
Total	100.0%	100.0%	100.0%

Disclosure of Defined Benefit Plan Actuarial Assumptions
Principal assumptions used for the purposes of the actuarial valuations were as follows:

	For the year ended December 31,
	2021	2020	2019
Discount rate	0.30%	0.15%	0.30%
Interest credit rate	1.00%	1.00%	1.00%
Expected rate of salary increase	2.00%	2.00%	2.00%
Expected rate of pension increase	0.00%	0.50%	0.00%
Mortality rate	BVG 2020 GT	BVG 2015 GT	BVG 2015 GT